Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Assets:
Total assets	¥ 397,436,461	¥ 381,735,733	¥ 367,650,018
Liabilities and Shareholders’ equity:
Total liabilities	378,959,248	365,269,566
Total shareholders’ equity	17,645,662	15,763,346
Total liabilities and equity	397,436,461	381,735,733
MUFG:
Assets:
Non-banking subsidiaries and affiliated companies	18,819,492	16,834,133
Loans to subsidiaries	14,198,572	12,841,655
Other assets	178,222	229,005
Total assets	33,344,026	30,078,396
Liabilities and Shareholders’ equity:
Long-term debt	14,163,977	12,792,670
Other liabilities	226,850	215,129
Total liabilities	15,698,364	14,315,050
Total shareholders’ equity	17,645,662	15,763,346
Total liabilities and equity	33,344,026	30,078,396
MUFG: | Banking subsidiaries
Assets:
Cash and interest-earning deposits with banking subsidiaries	147,740	173,603
Non-banking subsidiaries and affiliated companies	12,822,717	11,893,171
Loans to subsidiaries	13,651,662	12,225,477
Liabilities and Shareholders’ equity:
Other short-term borrowings	1,285,635	1,291,660
MUFG: | Non-banking subsidiaries and affiliated companies
Assets:
Non-banking subsidiaries and affiliated companies	5,996,775	4,940,962
Loans to subsidiaries	546,910	616,178
Liabilities and Shareholders’ equity:
Long-term debt	¥ 21,902	¥ 15,591